--------------------------------------------------------------------------------
COLONIAL INTERNATIONAL HORIZONS FUND     Semiannual Report
--------------------------------------------------------------------------------
April 30, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

Over much of the past six months, telecommunications, technology and media stocks dominated global markets. Fueled by a growing demand for voice, data, Internet and wireless services, tech and telecom companies around the world posted strong gains. The success of those industry groups came at the expense of most "Old Economy" sectors, which generally languished. Although leadership of the market shifted away from New Economy stocks beginning in mid-March, they remained the period's top performers.

Colonial International Horizons Fund benefited from its stake in technology and telecommunications stocks, and was well-positioned within those sectors. However, the Fund was positioned to benefit from stronger commodity prices and an expected acceleration of economic growth in Europe and Japan with a relatively large weighting in cyclical stocks. Unfortunately, commodity prices -- other than oil -- remained flat, the European and Japanese economies proved more sluggish than anticipated and cyclical stocks proved disappointing.

Effective March 15, 2000, Charles R. Roberts, Michael Ellis and Deborah F. Snee became co-managers of the Fund. In the following report, your fund managers will provide you with more specific information about your Fund's performance and their investment strategy during the period.

As always, we thank you for choosing Colonial International Horizons Fund and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
June 15, 2000

---------------------------
Not FDIC    May Lose Value
Insured   No Bank Guarantee
---------------------------

Because economic and market trends change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     Market volatility was a worldwide trend

      Historically, U.S. markets have responded differently to economic events than countries elsewhere in the world. During the period, however, uncertainty about interest rates and inflation created volatility in U.S. markets. This U.S. trend spilled over into European and Japanese stock markets as well.

o     Commodity and cyclical stock prices remained flat

      European and Japanese economic growth was slower than anticipated during the period. Stocks that benefit from infrastructure improvements like cyclicals and commodities remained flat, with the notable exception of oil.

o     Technology and telecommunications led global markets

      Growth in international markets was driven by a narrow group of technology and telecommunications stocks during the six-month period. These sectors led both Japanese and European stock markets by a wide margin.

                      Colonial International Horizons Fund
                                11/1/99 - 4/30/00

[The following information was depicted as a bar graph in the printed material.]

CIHF Class A shares
(without
sales charge)                         5.65%

MSCI EAFE                             7.58%

Past performance cannot predict future investment results.

The Morgan Stanley Capital International (MSCI) EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

Net asset value per share
as of 4/30/00 vs. 10/31/99

Class A       $14.06    $13.38
------------------------------
Class B       $13.85    $13.19
------------------------------
Class C       $13.97    $13.30
------------------------------
Class Z       $14.11    $13.40
------------------------------

Distributions declared per
share from 11/1/99 to 4/30/00

Class A                  $.079
------------------------------
Class B                  $.052
------------------------------
Class C                  $.052
------------------------------
Class Z                  $.089
------------------------------

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

Top five holdings as of 4/30/00

Nokia                      3.1%
-------------------------------
Murata Manufacturing       2.8%
-------------------------------
NTT DoCoMo                 2.4%
-------------------------------
Vodafone Airtouch          2.3%
-------------------------------
Canon                      1.8%
-------------------------------

Portfolio holding breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

HELD
--------------------------------------------------------------------------------

NTT DoCoMo (2.4% of net assets) is the Japanese creator of the I-mode phone, which provides Internet access.

KPN (1.6% of net assets) provides a wide range of telecom services, including fixed line and mobile telephony, business communications and corporate networking to the Netherlands and other countries.

Focus on cyclicals hampers portfolio

In anticipation of higher commodity prices and strengthening European and Japanese economies, the Fund invested heavily in cyclical companies -- paper, housing and other economically sensitive sectors. Most commodity prices, however, continued to languish largely because expected economic rebounds in Europe and Japan did not materialize. Despite positive performance from many of the Fund's holdings, its overweighting in cyclical industries caused the Fund to turn in disappointing performance over the past six months.

Telecom and tech stocks fuel gains

The Fund was well-positioned in telecommunications and technology stocks, which led the world's markets during much of the period as the demand for voice, data, Internet and wireless products and services continued to mushroom. One of the brightest spots for the Fund was Japanese telecommunications company NTT DoCoMo, Inc., which was one of the Fund's largest holdings. The company's gains were driven in large measure by the burgeoning demand for its I-mode service, which provides Internet access through cellular phones. Dutch phone company KPN was also one of our larger holdings as well as our best performers. Over the last several years, KPN has done a terrific job of transforming itself from a state-owned, fixed line telephone company into a dynamic communications company delivering cellular, fiber optics and Internet services. Other strong performers included France Telecom (1.6% of net assets).

Fund industry exposure to broaden

As the new managers of the Fund, we feel that it is important to explain our investment approach. In selecting stocks for the Fund, we look for quality growth companies with strong balance sheets, a track record of earnings, and sound management. We currently focus on six industry sectors which we believe offer the most attractive opportunities for growth. In addition to the telecommunications and technology groups, these sectors are:

o business services, which we feel will continue to be a prime beneficiary of the trend toward outsourcing various business functions

o consumer growth, concentrating in companies that have strong brands and expanding market share

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

o financial services, which we believe will benefit from the aging of the world's population, and privatization of pension funds

o health care, which should benefit from the aging of the population as well as increasing incomes

Outlook calls for optimism

The correlation between Wall Street and overseas markets over the longer term remains low, but over the shorter term, is likely to be quite high. Factors that cause volatility here also create ripples worldwide. Currently, the Federal Reserve Board is progressively raising interest rates in an attempt to cool the fast pace of economic expansion and preempt inflationary pressure.

Higher interest rates tend to equate to lower price-earnings ratios (PEs). PEs are currently high by historical standards and the combination of rising rates and high valuations has led to considerable volatility -- particularly among NASDAQ stocks -- through the first four months of this year.

Although the major overseas markets of Europe and Japan are at different stages of their cycle, they have felt the short-term effects of these trends. We believe, however, that the rationale for worldwide diversification is strong at this point. Japan's problems are well known and its economy is showing signs of life after a long period of recession. In Europe, the benefits of economic, fiscal and monetary union are beginning to be felt and, after a decade, unemployment is beginning to fall. Given that backdrop, we plan to position the Fund in large and high-quality companies that are leaders in the segments driving growth over the next few years.

Charles R. Roberts, Michael Ellis, Deborah F. Snee

Mr. Roberts, Mr. Ellis and Ms. Snee have co-managed the Fund since March 2000. Mr. Roberts and Mr. Ellis are senior vice presidents of the Advisor, and Ms. Snee is an analyst with the Advisor.

International investing offers significant, long-term growth potential, but also involves certain risks. The Fund may be affected by political, business and economic conditions in the countries in which it invests.

Because the Fund is allowed to invest a percentage of its total assets in the securities of a single issuer, it may have an increased risk of loss compared to a similar diversified fund.

Top five countries as of 4/30/00

Japan                      23.4%
--------------------------------
United Kingdom             17.5%
--------------------------------
France                     14.7%
--------------------------------
Netherlands                 7.0%
--------------------------------
Sweden                      5.5%
--------------------------------

Country breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee the Fund will continue to invest in these countries in the future.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 4/30/00

Share class                  A                    B                 C             Z
Inception date             6/8/92               6/8/92            8/1/97       2/16/99
----------------------------------------------------------------------------------------
                     Without    With     Without    With    Without    With    Without
                      Sales     Sales      Sales    Sales    Sales     Sales    Sales
                     Charge    Charge     Charge   Charge   Charge    Charge   Charge
----------------------------------------------------------------------------------------
Six months             5.65%   (0.43)%     5.38%    0.38%    5.41%     4.41%    5.93%
(cumulative)
----------------------------------------------------------------------------------------
One year              11.13     4.74      10.40     5.40    10.39      9.39    11.51
----------------------------------------------------------------------------------------
Five years            11.89    10.57      11.09    10.82    11.15     11.15    11.89
----------------------------------------------------------------------------------------
Life of Fund          11.25    10.42      10.44    10.44    10.48     10.48    11.25
----------------------------------------------------------------------------------------

Average Annual Total Returns as of 3/31/00

Share class                  A                    B                 C             Z
----------------------------------------------------------------------------------------
                     Without    With     Without    With    Without    With    Without
                      Sales     Sales      Sales    Sales    Sales     Sales    Sales
                     Charge    Charge     Charge   Charge   Charge    Charge   Charge
----------------------------------------------------------------------------------------
Six months            17.71%   10.94%     17.33%   12.33%   17.26%    16.26%   17.91%
(cumulative)
----------------------------------------------------------------------------------------
One year              25.16    17.96      24.34    19.34    24.20     23.20    25.56
----------------------------------------------------------------------------------------
Five years            14.31    12.97      13.48    13.24    13.53     13.53    14.29
----------------------------------------------------------------------------------------
Life of Fund          12.45    11.60      11.63    11.63    11.66     11.66    12.43
----------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year
-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance would have been lower.

Performance for different share classes will vary based on differences in share charges and fees associated with each class.

Class C share performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar expense structure) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential between Class B and Class C shares.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class B share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Common Stocks - 92.0%                                    COUNTRY            SHARES          VALUE
--------------------------------------------------------------------------------------------------
Construction - 1.4%
Building Construction - 0.5%
Daiwa House Industry Co., Ltd.                             Ja                 96          $    639
                                                                                          --------
Heavy Construction-
Non Building Construction - 0.9%
Vivendi                                                    Fr                 10             1,010
                                                                                          --------
--------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 14.3%
Depository Institutions - 8.4%
Banca Nazionale del Lavoro                                 It                 90               293
Banco Bilbao Vizcaya Argentaria SA                         Sp                 30               408
Banco Pinto & Sotto Mayor SA                               Pt                 40               833
Bank of Montreal                                           Ca                  5               192
Bayerische HypoVereinsbank                                  G                  6               379
Commerzbank AG                                              G                  8               299
DenNorske Bank ASA                                         No                 57               200
Deutsche Bank AG                                            G                 13               858
Generale Banque, STRIP VVPR (a)                            Be                (b)               (b)
Lloyds TSB Group plc                                       UK                 70               696
Nordic Baltic Holding AB                                   Sw                172             1,087
Standard Chartered PLC                                     UK                 62               859
Svenska Handelsbanken                                      Sw                 62               820
The Bank of Tokyo Mitsubishi                               Ja                 81             1,044
UBS AG                                                     Sz                  2               509
UniCredito Italiano SPA                                    It                159               650
Westpac Banking Corp.                                      Au                130               832
                                                                                          --------
                                                                                             9,959
                                                                                          --------
Financial Services - 0.7%
Halifax plc                                                UK                 86               789
                                                                                          --------
Holding & Other Investment Offices - 0.5%
Fortis - CVG (a)                                           Be                  5                31
Fortis, STRIP VVPR                                         Be                 41               (b)
Zurich Allied AG                                           Sz                  1               532
                                                                                          --------
                                                                                               563
                                                                                          --------
Holding Companies - 0.9%
CGU PLC                                                    UK                 35               501
Fortis (NL) NV                                             Ne                 22               558
                                                                                          --------
                                                                                             1,059
                                                                                          --------
Insurance Carriers - 1.4%
AXA                                                        Fr                  6               935
Assurances Generales De France                             Fr                 15               744
                                                                                          --------
                                                                                             1,679
                                                                                          --------
Nondepository Credit Institutions - 1.3%
Promise Co., Ltd.                                          Ja                 19             1,545
                                                                                          --------
Real Estate - 1.1%
Cheung Kong (Holdings) Ltd.                                HK                 85             1,015
New World Development Co., Ltd.                            HK                205               276
                                                                                          --------
                                                                                             1,291
                                                                                          --------
--------------------------------------------------------------------------------------------------
MANUFACTURING - 43.6%
Chemicals & Allied Products - 10.9%
Akzo Nobel NV                                              Ne                 12           $   508
Aventis S.A.                                               Fr                 18               996
Aventis S.A. (a)                                           Fr                 10               568
BASF AG                                                     G                 13               582
Bayer AG                                                    G                 13               520
Celanese AG                                                 G                  1                27
Christian Dior SA                                          Fr                  5             1,243
Glaxo Holdings PLC                                         UK                 35             1,074
Kao Corp.                                                  Ja                 44             1,338
L'Oreal                                                    Fr                  2             1,197
Roche Holding AG                                           Sz                (b)             1,768
SmithKline Beecham PLC                                     UK                 83             1,125
Takeda Chemical Industries Ltd.                            Ja                 16             1,052
Yamanouchi Pharmaceutical Co.                              Ja                 18               950
                                                                                          --------
                                                                                            12,948
                                                                                          --------
Communications Equipment - 4.2%
Northern Telecom Ltd.                                                         12             1,319
SONY Corp. (New) (a)                                       Ja                  8               925
SONY Corp.                                                 Ja                  8               918
Telefonaktiebolaget LM Ericsson,
  Class B                                                  Sw                 21             1,874
                                                                                          --------
                                                                                             5,036
                                                                                          --------
Electronic & Electrical Equipment - 1.4%
Bowthorpe PLC                                              UK                 89             1,639
                                                                                          --------
Electronic Components - 6.3%
Alcatel Alsthom (Cie Gen El)                               Fr                  6             1,419
Murata Manufacturing Co., Ltd.                             Ja                 17             3,301
Royal Philips Electronics NV, NY Shares                    Ne                 35             1,544
Samsung Electronics GDS                                    Ko                  8             1,263
                                                                                          --------
                                                                                             7,527
                                                                                          --------
Food & Kindred Products - 2.8%
Carrefour SA                                               Fr                 19             1,212
Diageo PLC                                                 UK                 30               249
Groupe Danone                                              Fr                  3               722
Nestle AG, Registered Shares                               Sz                  1             1,166
                                                                                          --------
                                                                                             3,349
                                                                                          --------
Household Appliances - 0.4%
Electrolux AB, Series B                                    Sw                 26               448
                                                                                          --------
Machinery & Computer Equipment - 4.9%
Canon, Inc.                                                Ja                 46             2,101
Equant NV (a)                                              Ne                  6               488
Fujitsu Ltd.                                               Ja                 35               990
Hitachi Ltd.                                               Ja                110             1,312
Sumitomo Heavy Industries, Ltd.                            Ja                435               981
                                                                                          --------
                                                                                             5,872
                                                                                          --------
Measuring & Analyzing Instruments - 0.4%
Fuji Photo Film Co., Ltd.                                  Ja                 11               440
                                                                                          --------
Miscellaneous Manufacturing - 1.0%
Secom Co., Ltd.                                            Ja                 14             1,173
                                                                                          --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Common Stocks (Continued)                                COUNTRY            SHARES          VALUE
--------------------------------------------------------------------------------------------------
MANUFACTURING (Continued)
Paper Products - 3.1%
Holmen AB                                                  Sw                 17               408
Jefferson Smurfit Group PLC                                UK                 98               210
Koninklijke KPN NT                                         Ne                 19             1,932
Stora Enso Oyj, Class R                                    Fi                 69               710
TNT Post Group NV                                          Ne                 18               388
                                                                                          --------
                                                                                             3,648
                                                                                          --------
Petroleum Refining - 1.7%
Compagnie Francaise de Petroleum,
  Total B Shares                                           Fr                  5               825
ENI SPA                                                    It                 45               223
Repsol SA                                                  Sp                 23               467
Royal Dutch Petroleum Co.                                  Ne                  8               467
                                                                                          --------
                                                                                             1,982
                                                                                          --------
Primary Metal - 0.8%
Acerinox SA                                                Sp                 18               718
Pirelli SPA                                                It                101               244
                                                                                          --------
                                                                                               962
                                                                                          --------
Printing & Publishing - 0.6%
Arnoldo Mondadori Editore SPA                              It                 30               728
                                                                                          --------
Rubber & Plastic - 0.6%
Bridgestone Corp.                                          Ja                 34               737
                                                                                          --------
Stone, Clay, Glass & Concrete - 2.3%
CRH PLC                                                    Ir                 35               561
Cemex SA                                                   Mx                119               518
Cimentos de Portugal SA                                    Pt                 28               417
Holderbank Financiere Glaris AG                            Sz                 (b)              538
Lafarge SA                                                 Fr                  8               660
                                                                                          --------
                                                                                             2,694
                                                                                          --------
Tobacco Products - 0.2%
Allied Zurich PLC                                          UK                 29               284
                                                                                          --------
Transportation Equipment - 2.0%
DaimlerChrysler AG                                          G                  6               320
GKN PLC                                                    UK                 78             1,055
Toyota Motor Corp.                                         Ja                 21             1,043
                                                                                          --------
                                                                                             2,418
                                                                                          --------
--------------------------------------------------------------------------------------------------
MINING & ENERGY - 0.6%
Oil & Gas Field Services - 0.6%
Petroleum Geo-Services (a)                                 No                 44               691
                                                                                          --------
--------------------------------------------------------------------------------------------------
RETAIL TRADE - 4.8%
Apparel & Accessory Stores - 1.1%
Hennes & Mauritz AB, Class B                               Sw                 51             1,354
                                                                                          --------
Food Stores - 1.9%
Koninklijke Ahold NV                                       Ne                 10               222
Numico NV                                                  Ne                 31             1,159
Tesco PLC                                                  UK                138               464
Vendex International NV                                    Ne                 26               407
                                                                                          --------
                                                                                             2,252
                                                                                          --------
General Merchandise Stores - 0.9%
Ito-Yokado Co., Ltd.                                       Ja                  9               657
Metro AG                                                    G                 10               380
                                                                                          --------
                                                                                             1,037
                                                                                          --------
Miscellaneous Retail - 0.9%
Centros Comerciales Continente SA                          Sp                 20               314
Pinault-Printemps SA                                       Fr                  4               800
                                                                                          --------
                                                                                             1,114
                                                                                          --------
--------------------------------------------------------------------------------------------------
SERVICES - 4.7%
Amusement & Recreation - 0.7%
Hilton Group PLC                                           UK                194               814
                                                                                          --------
Computer Related Services - 1.7%
Cap Gemini SA                                              Fr                  6             1,160
Dixons Group PLC                                           UK                211               867
                                                                                          --------
                                                                                             2,027
                                                                                          --------
Computer Software - 1.8%
Logica PLC                                                 UK                 25               747
Olivetti SPA (a)                                           It                175               578
SAP AG                                                      G                  2               822
                                                                                          --------
                                                                                             2,147
                                                                                          --------
Hotels, Camps & Lodging - 0.5%
Accor SA                                                   Fr                 16               600
                                                                                          --------
--------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 22.6%
Broadcasting - 0.7%
Mediaset SPA                                               It                 48               785
                                                                                          --------
Communications - 2.3%
Vodafone AirTouch PLC                                      UK                597             2,726
                                                                                          --------
Electric Services - 0.7%
Endesa SA                                                  Sp                 22               486
Korea Electric Power Corp., ADR                            Ko                 18               290
                                                                                          --------
                                                                                               776
                                                                                          --------
Gas Services - 1.6%
BG PLC                                                     UK                143               866
Centrica PLC                                               UK                299             1,069
                                                                                          --------
                                                                                             1,935
                                                                                          --------
Telecommunication - 17.3%
British Telecommunications PLC                             UK                 60             1,073
COLT Telecom Group PLC                                     UK                 46             1,886
Cable & Wireless HKT Ltd.                                  HK                146               339
France Telecom SA                                          Fr                 13             1,950
NTT DoCoMo, Inc.                                           Ja                 (b)            2,837
Nippon Telegraph and Telephone Corp.                       Ja                 (b)            1,673
Nokia Oyj (a)                                              Fi                 64             3,676
SK Telecom Co., Ltd., ADR                                  Ko                 57             1,843
Telecel-Comunicacaoes Pessoais SA (a)                      Pt                 68             1,077
Telecom Italia SPA                                         It                153               960
Telecomunicacoes Brasileiras SA                            Bz                 11             1,300
Telefonica de Espana                                       Sp                 20             1,352
Telefonos de Mexico SA                                     Mx                217               630
                                                                                          --------
                                                                                            20,596
                                                                                          --------
TOTAL COMMON STOCKS
  (cost of $78,211)                                                                        109,273

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Preferred Stock - 0.1%                                   COUNTRY            SHARES          VALUE
--------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
Heavy Construction - Non Building Construction
Hyder PLC, 7.875%                                          UK                 30          $     43
                                                                                          --------
TOTAL PREFERRED STOCK
  (cost of $41)                                                                                 43
                                                                                          --------
Warrants - 0.0%
--------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.0%
Heavy Construction - Non Building Construction
Cemex SA                                                   Mx                  7                 4
Compagnie Generale
  des Eaux-Vivendi (a)                                     Fr                  9                40
                                                                                          --------
                                                                                                44
                                                                                          --------
--------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
Depository Institutions
Siam Commercial Bank
  Public Co., Ltd. (c)                                     Th                 37                 8
                                                                                          --------
TOTAL WARRANTS - 0.0%
  (cost of $8)                                                                                  52
                                                                                          --------
Corporate Fixed Income Bonds - 0.1%                                        PAR
--------------------------------------------------------------------------------------------------
MINING & ENERGY - 0.1%
Oil & Gas Extraction BG Transco Holdings PLC:
  4.19% 12/14/22                                           UK                 20                30
  7.00% 12/16/24                                           UK                 20                31
  7.06% 12/14/09                                           UK                 20                31
                                                                                          --------
TOTAL CORPORATE FIXED-INCOME BONDS
  (cost of $98)                                                                                 92
                                                                                          --------
TOTAL INVESTMENTS
  (cost of $78,358) (d)                                                                    109,460
                                                                                          --------
Short Term Obligations - 9.0%
--------------------------------------------------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated 04/28/00,
due 05/01/00 at 5.710%,
collateralized by U.S. Treasury
notes with various maturities to 2025,
market value $10,933
(repurchase proceeds $10,692)                                           $ 10,687          $ 10,687
                                                                                          --------
Other Assets and Liabilities, Net - (1.2)%                                                  (1,396)
--------------------------------------------------------------------------------------------------
NET ASSETS - 100%                                                                         $118,751
                                                                                          ========

Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a)   Non-income producing.
(b)   Rounds to less than one.
(c) Represents fair market value as determined in good faith under the direction of the Trustees.
(d)   Cost for federal income tax purposes is the same.

     Summary of
Securities by Country                 Country             Value        % of Total
---------------------------------------------------------------------------------
Japan                                     Ja            $25,656              23.4
United Kingdom                            UK             19,128              17.5
France                                    Fr             16,081              14.7
Netherlands                               Ne              7,673               7.0
Sweden                                    Sw              5,991               5.5
Switzerland                               Sz              4,513               4.1
Italy                                     It              4,461               4.1
Finland                                   Fi              4,386               4.0
Germany                                    G              4,187               3.8
Spain                                     Sp              3,745               3.4
Hong Kong                                 HK              1,630               1.5
Portugal                                  Pt              2,327               2.1
Korea                                     Ko              3,396               3.1
United States                                             1,319               1.2
Brazil                                    Bz              1,300               1.2
Mexico                                    Mx              1,152               1.1
Norway                                    No                891               0.8
Australia                                 Au                832               0.8
Ireland                                   Ir                561               0.5
Canada                                    Ca                192               0.2
Belgium                                   Be                 31               0.0
Thailand                                  Th                  8               0.0
                                                       --------             -----
                                                       $109,460             100.0
                                                       --------             -----

           Acronym                             Name
          ---------               ------------------------------
             ADR                    American Depositary Receipt
            STRIP                  Separately Traded Receipt of
                                      Interest and Principal

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $78,358)                                                             $109,460
Short-term obligations                                                                            10,687
                                                                                                --------
                                                                                                 120,147
Cash including foreign currencies                                        $ 1,853
Receivable for:
     Investments sold                                                      4,085
     Fund shares sold                                                      2,427
     Dividends                                                               340
     Interest                                                                  7
Other                                                                        344                   9,056
                                                                         -------                --------
  Total Assets                                                                                   129,203

Liabilities
Cash including foreign currencies
  (cost of $2,759)                                                         2,685
Payable for:
  Investments purchased                                                    3,515
  Fund shares repurchased                                                  1,777
Accrued:
  Management fee                                                              76
  Transfer agent fee                                                          27
  Bookkeeping fee                                                              4
  Service fee - Class A                                                        3
  Deferred Trustees' fees                                                      4
Other                                                                      2,361
                                                                         -------
  Total Liabilities                                                                               10,452
                                                                                                --------
Net Assets                                                                                      $118,751
                                                                                                --------
Net asset value & redemption price per share
  - Class A ($58,865/4,185)                                                                     $  14.06(a)
                                                                                                --------
Maximum offering price per share
  - Class A ($14.06/0.9425)                                                                     $  14.92(b)
                                                                                                --------
Net asset value & offering price per share
  - Class B ($52,900/3,820)                                                                     $  13.85(a)
                                                                                                --------
Net asset value & offering price per share
  - Class C ($1,267/91)                                                                         $  13.97(a)
                                                                                                --------
Net asset value, offering & redemption price
  per share - Class Z ($5,719/405)                                                              $  14.11
                                                                                                --------
Composition of Net Assets
Capital paid in                                                                                 $ 92,221
Overdistributed net investment income                                                             (1,004)
Accumulated net realized loss                                                                     (3,421)
Net unrealized appreciation (depreciation) on:
  Investments                                                                                     31,102
  Foreign currency transactions                                                                     (147)
                                                                                                --------
                                                                                                $118,751
                                                                                                ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (Unaudited)
(In thousands)

Investment Income
Dividends                                                                        $ 1,221
Interest                                                                             247
                                                                                 -------
     Total Investment Income
     (net of nonreclaimable foreign taxes withheld
     at source which amounted to $127)                                             1,468
Expenses
Management fee                                                   $  469
Service fee - Class A, Class B, Class C                             150
Distribution fee - Class B                                          208
Distribution fee - Class C                                            5
Transfer agent fee                                                  205
Bookkeeping fee                                                      27
Registration fee                                                     50
Custodian fee                                                        47
Audit fee                                                            11
Trustees' fee                                                         6
Reports to shareholders                                               7
Legal fee                                                             3
Other                                                                52            1,240
                                                                -------          -------
     Net Investment Income                                                           228
                                                                                 -------
Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
     Investments                                                  3,385
     Foreign currency transactions                                  (27)
                                                                -------
         Net Realized Gain                                                         3,358
Net change in unrealized appreciation/depreciation
     during the period on:
Investments                                                       7,292
Foreign currency transactions                                      (127)
                                                                -------
     Net Change in Unrealized
         Appreciation/Depreciation                                                 7,165
                                                                                 -------
     Net Gain                                                                     10,523
                                                                                 -------
Increase in Net Assets from Operations                                           $10,751
                                                                                 =======

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                            (Unaudited)
                                                             Six months          Year
                                                               ended             ended
                                                             April 30,        October 31,
                                                            ----------------------------
Increase (Decrease) in Net Assets                               2000           1999 (a)
----------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                                  $     228        $    (172)
Net realized gain (loss)                                          3,358           (6,600)
Net unrealized appreciation (depreciation)                        7,165           26,281
                                                              ---------         --------
Net Increase from Operations                                     10,751           19,509

Distributions:
From net investment income - Class A                               (301)              --
From net realized gains - Class A                                    --           (4,278)
From net investment income - Class B                               (199)              --
From net realized gains - Class B                                    --           (4,151)
From net investment income - Class C                                 (5)              --
From net realized gains - Class C                                    --              (85)
From net investment income - Class Z                                (37)              --
From net realized gains - Class Z                                    --               --
                                                              ---------         --------
                                                                 10,209           10,995
                                                              ---------         --------

Fund Share Transactions:
Receipts for shares sold - Class A                              374,564          168,531
Value of distributions reinvested - Class A                         270            3,628
Cost of shares repurchased - Class A                           (380,958)        (178,536)
                                                              ---------         --------
                                                                 (6,124)          (6,377)
                                                              ---------         --------
Receipts for shares sold - Class B                               11,374           15,544
Value of distributions reinvested - Class B                         178            3,730
Cost of shares repurchased - Class B                            (13,244)         (29,662)
                                                              ---------         --------
                                                                 (1,692)         (10,388)
                                                              ---------         --------
Receipts for shares sold - Class C                                  231              598
Value of distributions reinvested - Class C                           5               80
Cost of shares repurchased - Class C                               (344)            (654)
                                                              ---------         --------
                                                                   (108)              24
                                                              ---------         --------
Receipts for shares sold - Class Z                                  337            5,585
Value of distributions reinvested - Class Z                          37               --
Cost of shares repurchased - Class Z                               (380)            (560)
                                                              ---------         --------
                                                                     (6)           5,025
                                                              ---------         --------
Net Decrease from Fund
  Share Transactions                                             (7,930)         (11,716)
                                                              ---------         --------
Total Increase (Decrease)                                         2,279             (721)

Net Assets
Beginning of period                                             116,472          117,193
                                                              ---------         --------
End of period (net of overdistributed
  net investment income of
  $1,004 and $690, respectively)                              $ 118,751         $116,472
                                                              =========         ========

Number of Fund Shares
Sold - Class A                                                   25,514           13,331
Issued for distributions reinvested
   - Class A                                                         18              303
Repurchased - Class A                                           (25,668)         (14,061)
                                                              ---------         --------
                                                                   (136)            (427)
                                                              ---------         --------

Sold - Class B                                                      782            1,251
Issued for distributions reinvested
   - Class B                                                         12              314
Repurchased - Class B                                              (910)          (2,391)
                                                              ---------         --------
                                                                   (116)            (826)
                                                              ---------         --------

Sold - Class C                                                       16               48
Issued for distributions reinvested
   - Class C                                                         (b)               7
Repurchased - Class C                                               (23)             (53)

                                                                     (7)               2

Sold - Class Z                                                       24              448
Issued for distributions reinvested - Class Z                         2               --
Repurchased - Class Z                                               (26)             (43)

                                                                     (b)             405

(a)   Class Z shares were initially offered on February 16, 1999.
(b)   Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Colonial International Horizons Fund (the Fund), a series of Liberty Funds Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Organization

The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek preservation of capital, purchasing power and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares:
Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                                       Converts to
     Original purchase                                Class A shares
     -----------------                                --------------
     Less than $250,000                                 8 years
     $250,000 to less than $500,000                     4 years
     $500,000 to less than $1,000,000                   3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 3. Fees and Compensation Paid to Affiliates

Management fee

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average net assets.

Bookkeeping fee

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 plus 0.035% of the Fund's average net assets over $50 million.

Transfer agent fee

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% anually of average net assets plus charges based on the number of shareholder accounts and transactions.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended April 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $14,924 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $467, $71,707 and $256 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

Note 4. Portfolio Information

Investment activity

During the six months ended April 30, 2000, purchases and sales of investments, other than short-term obligations, were $12,462,395 and $23,276,404, respectively.

Unrealized appreciation (depreciation) at April 30, 2000, based on cost of investments for federal income tax purposes was:

      Gross unrealized appreciation                        $ 37,659,868
      Gross unrealized depreciation                         (6,557,764)
                                                           ------------
        Net unrealized appreciation                        $ 31,102,104
                                                           ============
Capital loss carryforwards

At October 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

           Year of                         Capital loss
          expiration                       carryforward
          ----------                       ------------
             2005                          $  4,354,000
             2007                             6,775,000
                                           ------------
                                           $ 11,129,000
                                           ============

The capital loss carryforward expiring in 2005 was acquired in the merger with Colonial International Fund for Growth. The availability for use in offsetting any future gains may be limited in a given year.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30, 2000.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                        (Unaudited)
                                                            Six months ended April 30, 2000
                                                  ----------------------------------------------------
                                                  Class A        Class B        Class C        Class Z
------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period             $13.380        $13.190        $13.300        $13.400
                                                  -------        -------        -------        -------
Income from Investment Operations:
Net investment income (loss) (a)                    0.050         (0.003)        (0.004)         0.069
Net realized and unrealized gain                    0.709          0.715          0.726          0.729
                                                  -------        -------        -------        -------
  Total from Investment Operations                  0.759          0.712          0.722          0.798
                                                  -------        -------        -------        -------
Less Distributions Declared to Shareholders:
From net investment income                         (0.079)        (0.052)        (0.052)        (0.089)
                                                  -------        -------        -------        -------
Net Asset Value, End of Period                    $14.060        $13.850        $13.970        $14.110
                                                  -------        -------        -------        -------
Total return (b) (c)                                 5.65%          5.38%          5.41%          5.93%
                                                  -------        -------        -------        -------
Ratios to Average Net Assets
Expenses (d) (e)                                     1.65%          2.40%          2.40%          1.40%
Net investment income (d) (e)                        0.70%         (0.05)%        (0.05)%         0.95%
Portfolio turnover (c)                                 11%            11%            11%            11%
Net assets at end of period (000)                 $58,865        $52,900        $ 1,267        $ 5,719

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)   Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)   Annualized.

                                                               Year ended October 31, 1999
                                                  ----------------------------------------------------
                                                  Class A        Class B        Class C       Class Z (a)
------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period             $12.260        $12.140        $12.240        $11.950
                                                  -------        -------        -------        -------
Income from Investment Operations:
Net investment income (loss) (b)                    0.027         (0.067)        (0.068)         0.076
Net realized and unrealized gain                    2.041          2.015          2.036          1.374
                                                  -------        -------        -------        -------
  Total from Investment Operations                  2.068          1.948          1.968          1.450
                                                  -------        -------        -------        -------
Less Distributions Declared to Shareholders:
From net realized gains                            (0.948)        (0.898)        (0.908)            --
                                                  -------        -------        -------        -------
Net Asset Value, End of Period                    $13.380        $13.190        $13.300        $13.400
                                                  -------        -------        -------        -------
Total return (c)                                    17.77%         16.85%         16.90%         12.13%(d)
                                                  -------        -------        -------        -------
Ratios to Average Net Assets
Expenses (e)                                         1.64%          2.39%          2.39%          1.37%(f)
Net investment income (e)                            0.21%         (0.54)%        (0.54)%         0.85%(f)
Portfolio turnover                                     43%            43%            43%            43%
Net assets at end of period (000)                 $57,814        $51,930        $ 1,299        $ 5,429

(a) Class Z shares were initially offered on February 16, 1999. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                            Year ended October 31, 1998
                                                       -------------------------------------
                                                       Class A        Class B        Class C
--------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                  $15.260        $15.070        $15.220
                                                       -------        -------        -------
Income from Investment Operations:
Net investment income (loss) (a)                         0.032         (0.062)        (0.061)
Net realized and unrealized loss                        (0.222)        (0.208)        (0.181)
                                                       -------        -------        -------
     Total from Investment Operations                   (0.190)        (0.270)        (0.242)
                                                       -------        -------        -------
Less Distributions Declared to Shareholders:
Net investment income                                   (0.074)            --         (0.039)
In excess of net investment income                      (0.076)            --         (0.039)
From net realized gains                                 (2.660)        (2.660)        (2.660)
                                                       -------        -------        -------
  Total Distributions Declared to Shareholders          (2.810)        (2.660)        (2.738)
                                                       -------        -------        -------
Net Asset Value, End of Period                         $12.260        $12.140        $12.240
                                                       -------        -------        -------
Total return (b)                                        (1.14)%        (1.76)%        (1.53)%
                                                       -------        -------        -------
Ratios to Average Net Assets
Expenses (c) (d)                                          1.68%          2.43%          2.43%
Net investment income (c) (d)                             0.24%         (0.51)%        (0.51)%
Portfolio turnover                                         100%           100%           100%
Net assets at end of period (000)                      $58,213        $57,809        $ 1,171

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d)   Annualized.

                                                            Year ended October 31, 1997
                                                       -------------------------------------
                                                       Class A        Class B      Class C (a)
--------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                  $14.320        $14.230        $15.910
                                                       -------        -------        -------
Income from Investment Operations:
Net investment income (loss) (b)                         0.098         (0.011)        (0.017)
Net realized and unrealized gain (loss)                  2.296          2.275         (0.673)(c)
                                                       -------        -------        -------
  Total from Investment Operations                       2.394          2.264         (0.690)
                                                       -------        -------        -------
Less Distributions Declared to Shareholders:
Net investment income                                   (0.030)            --             --
From net realized gains                                 (1.424)        (1.424)            --
     Total Distributions Declared to Shareholders       (1.454)        (1.424)            --
Net Asset Value, End of Period                         $15.260        $15.070        $15.220
Total return (d)                                         17.87%         16.98%         (4.34)%(e)
Ratios to Average Net Assets
Expenses (f)                                              1.62%          2.37%          2.39%(g)
Net investment income (loss) (f)                          0.67%         (0.08)%        (0.42)%(g)
Portfolio turnover                                          67%            67%            67%
Net assets at end of period (000)                      $34,645        $26,817        $   103

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)   Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    Year ended October 31
                                                       ----------------------------------------------
                                                                1996                     1995
                                                       --------------------      --------------------
                                                       Class A      Class B      Class A      Class B
-----------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                  $12.430      $12.380      $13.160      $13.110
                                                       -------      -------      -------      -------
Income from Investment Operations:
Net investment income (loss) (a)                         0.075       (0.026)       0.102        0.009
Net realized and unrealized gain (loss)                  2.525        2.506       (0.496)      (0.489)
                                                       -------      -------      -------      -------
  Total from Investment Operations                       2.600        2.480       (0.394)      (0.480)
                                                       -------      -------      -------      -------
Less Distributions Declared to Shareholders:
Net investment income                                   (0.080)          --       (0.106)      (0.020)
                                                       -------      -------      -------      -------
From net realized gains                                 (0.630)      (0.630)      (0.230)      (0.230)
                                                       -------      -------      -------      -------
  Total Distributions Declared to Shareholders          (0.710)      (0.630)      (0.336)      (0.250)
                                                       -------      -------      -------      -------
Net Asset Value - End of Period                        $14.320      $14.230      $12.430      $12.380
                                                       =======      =======      =======      =======
Total return (b)                                         21.69%       20.70%      (2.88)%      (3.56)%
                                                       =======      =======      =======      =======
Ratios to Average Net Assets
Expenses (c)                                              1.61%        2.36%        1.66%        2.41%
Net investment income (loss) (c)                          0.56%       (0.19)%       0.82%        0.07%
Portfolio turnover                                          84%          84%          65%          65%
Net assets at end of period (000)                      $36,655      $25,482      $31,297      $20,931

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

--------------------------------------------------------------------------------

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
Important Information About This Report
The Transfer Agent for Colonial International Horizons Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial International Horizons Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Semiannual Report:
Colonial International Horizons Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.


--------------------------------------------------------------------------------
                                  L I B E R T Y
                                  -------------
                                      F U N D S
--------------------------------------------------------------------------------
ALL-STAR    Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL    Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON       A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT     A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR     Solutions for growth and income investing.
--------------------------------------------------------------------------------
KEYPORT     A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
COLONIAL INTERNATIONAL HORIZONS FUND     Semiannual Report
--------------------------------------------------------------------------------

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Liberty Funds Distributors, Inc. (C)2000
One Financial Center, Boston, MA 02110-2621, 1-800-426-3750
www.libertyfunds.com

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